UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: November 30, 2013
Date of reporting period: February 28, 2013

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period are as follows:

Saturna Investment Trust, Sextant Short Term Bond Fund

Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Certificate of Deposit – 3.0%
Financials
Consumer Finance
American Express Bank Med. Term CD	4.75% due 12/24/2013	$220,000	$227,448	3.0%
		220,000	227,448	3.0%

Corporate Bonds – 62.3%
Communications
Telecom Carriers
America Movil Sab De CV	2.375% due 09/18/2016	250,000	258,856	3.4%
Deutsche Telecom Int. Fin.	5.25% due 07/22/2013	250,000	254,405	3.4%
Verizon New England	4.75% due 10/01/2013	129,000	132,145	1.8%
		629,000	645,406	8.6%

Consumer Staples
Beverages
Coca Cola Hellenic	5.125% due 09/17/2013	100,000	102,005	1.4%
Coca Cola Hellenic	5.50% due 09/17/2015	175,000	191,018	2.5%

		275,000	293,023	3.9%

Food Manufacturing
Sara Lee	2.75% due 09/15/2015	245,000	253,260	3.4%

Household Products Manufacturing
Clorox	5.00% due 01/15/2015	200,000	214,527	2.8%
		720,000	760,810	10.1%

Energy
Exploration & Production
Encana	4.75% due 10/15/2013	100,000	102,463	1.4%
Petrobras International Finance	6.125% due 10/06/2016	250,000	278,125	3.7%

		350,000	380,588	5.1%

Midstream – Oil & Gas
Kinder Morgan Energy Partners	5.00% due 12/15/2013	100,000	103,458	1.4%

Oil & Gas Services
Noble	5.875% due 06/01/2013	190,000	192,046	2.5%

Refining & Marketing
Ultramar Diamond Shamrock	7.20% due 10/15/2017	189,000	229,088	3.0%
		829,000	905,180	12.0%

Financials
Banks
Murray Street Trust 1	4.647% due 03/09/2017	300,000	328,495	4.3%
PNC Funding	5.40% due 06/10/2014	200,000	211,968	2.8%

		500,000	540,463	7.1%

Investment Management
Blackrock	3.50% due 12/10/2014	250,000	263,072	3.5%

Life Insurance
Protective Life Secured Trust	5.00% due 05/15/2013	200,000	201,400	2.7%

Retail REIT
Simon Property Group	5.10% due 06/15/2015	220,000	241,161	3.2%
		1,170,000	1,246,096	16.5%

Health Care
Health Care Supply Chain
Express Scripts	6.25% due 06/15/2014	100,000	106,862	1.4%

		100,000	106,862	1.4%

Materials
Base Metals
Rio Tinto Finance	8.95% due 05/01/2014	150,000	164,182	2.2%
		150,000	164,182	2.2%

Technology
Infrastructure Software
Broadridge Financial Solutions	6.125% due 06/01/2017	275,000	312,804	4.1%
Oracle	3.75% due 07/08/2014	250,000	260,891	3.5%
		525,000	573,695	7.6%

Utilities
Electric & Gas Marketing & Trading
Georgia Power	5.70% due 06/01/2017	250,000	296,901	3.9%
		250,000	296,901	3.9%

Total Corporate Bonds		4,373,000	4,699,132	62.3%

Foreign Government Bonds – 6.2%
Canadian Government
Canada Government	2.375% due 09/10/2014	230,000	237,394	3.1%
Ontario Province Canada	4.10% due 06/16/2014	220,000	230,625	3.1%
		450,000	468,019	6.2%

Municipal Bonds – 11.1%
General Obligation
Commerce Charter Township MI	5.50% due 12/01/2013	125,000	128,751	1.7%
Manhattan KS	3.276% due 12/01/2013	180,000	182,779	2.4%
Southwestern MI Comm. College	4.875% due 05/01/2015	125,000	133,638	1.8%
		430,000	445,168	5.9%

Revenue
Dawson Springs KY ISD Bldg.[1]	3.60% due 08/01/2013	95,000	95,899	1.3%
Kansas City Special Facility Revenue	4.25% due 09/01/2016	110,000	119,475	1.6%
Rhode Island Econ. Dev.	4.52% due 05/15/2013	175,000	176,276	2.3%
		380,000	391,650	5.2%

Total Municipal Bonds		810,000	836,818	11.1%

U.S. Government Bonds – 11.3%
Treasury Notes
United States Treasury Note	1.50% due 12/31/2013	350,000	353,869	4.7%
United States Treasury Note	0.25% due 11/30/2014	500,000	500,215	6.6%
		850,000	854,084	11.3%

Total investments	(Cost = $6,998,139)	$6,703,000	7,085,501	93.9%
Other assets (net of liabilities)			457,698	6.1%
Total net assets			$7,543,199	100.0%
(1) Indicates and odd lot. See note regarding odd lot securities.

Saturna Investment Trust, Sextant Bond Income Fund

Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets
Corporate Bonds – 51.7%
Consumer Discretionary
Auto Retail Stores
AutoZone	5.50% due 11/15/2015	$95,000	$106,098	1.4%

Home Improvement
Masco	7.125% due 08/15/2013	60,000	61,343	0.8%
		155,000	167,441	2.2%

Consumer Staples
Mass Merchants
Walmart Stores	7.25% due 06/01/2013	45,000	45,725	0.6%

Pharmacies & Drug Stores
CVS Caremark Corp	6.25% due 06/01/2027	200,000	259,202	3.4%
		245,000	304,927	4.0%

Energy
Exploration & Production
Canadian Natural Resources	6.45% due 06/30/2033	225,000	276,566	3.6%

Integrated Oils
ConocoPhillips	6.00% due 01/15/2020	150,000	187,926	2.4%
StatoilHydro	2.90% due 10/15/2014	200,000	207,732	2.7%
		350,000	395,658	5.1%

Oil & Gas Services
Baker Hughes	6.875% due 01/15/2029	100,000	135,251	1.8%
		675,000	807,475	10.5%

Financials
Banks
Bank of Nova Scotia Yankee	3.00% due 11/16/2026	250,000	252,482	3.2%

Institutional Brokerage
Morgan Stanley Dean Witter	6.75% due 10/15/2013	50,000	51,775	0.7%
Paine Webber Group	7.625% due 02/15/2014	50,000	53,190	0.7%
UBS AG Stanford	7.75% due 09/01/2026	200,000	254,906	3.3%
		300,000	359,871	4.7%

Property & Casualty
Allstate	7.50% due 06/15/2013	50,000	50,970	0.7%
Progressive	7.00% due 10/01/2013	75,000	77,860	1.0%
St. Pauls Travelers Insurance	5.50% due 12/01/2015	125,000	140,745	1.8%
		250,000	269,575	3.5%
		800,000	881,928	11.4%

Health Care
Generic Pharmaceuticals
Teva Pharmaceutical	3.65% due 11/10/2021	250,000	265,911	3.5%

Large Phamaceuticals
Merck & Co. (Schering)	6.50% due 12/01/2033	215,000	300,535	3.9%
Pharmacia	6.50% due 12/01/2018	100,000	126,876	1.6%
		315,000	427,411	5.5%
		565,000	693,322	9.0%

Industrials
Agricultural Machinery
Deere	8.10% due 05/15/2030	95,000	142,805	1.8%

Commercial Aircraft
Boeing	6.125% due 02/15/2033	215,000	275,016	3.6%
		310,000	417,821	5.4%

Materials
Basic & Diversified Chemicals
Air Products & Chemicals	8.75% due 04/15/2021	50,000	71,415	0.9%

Raw Material Suppliers
BHP Finance U.S.A.	5.25% due 12/15/2015	125,000	140,330	1.8%
		175,000	211,745	2.7%

Technology
Consumer Electronics
Phillips Electronics	7.25% due 08/15/2013	75,000	77,067	1.0%
		75,000	77,067	1.0%

Utilities
Integrated Utilities
Commonwealth Edison	7.50% due 07/01/2013	50,000	51,101	0.7%
Entergy Louisiana	5.40% due 11/01/2024	200,000	240,614	3.1%
Florida Power & Light	5.95% due 10/01/2033	100,000	130,359	1.7%
		350,000	422,074	5.5%

Total Coporate Bonds		3,350,000	3,983,800	51.7%

Foreign Government Bonds – 3.2%
Canadian Government
Quebec Canada Yankee	7.125% due 02/09/2024	175,000	242,272	3.2%
		175,000	242,272	3.2%

Municipal Bonds – 35.1%
General Obligation
Blaine Co. ID SCD #61 Hailey	5.25% due 08/01/2020	250,000	296,890	3.8%
City of Burlington Taxable GO 2009 Series B	5.75% due 11/01/2028	160,000	176,603	2.3%
Dell Rapids SCD #49 – 3	6.257% due 01/15/2030	200,000	222,704	2.9%
Dupage Co. Il CCD #502	5.50% due 01/01/2026	150,000	174,705	2.3%
Idaho Hsg. & Fin. GARVEE BAB A-2	5.379% due 07/15/2020	180,000	211,154	2.7%
Milan Co. MI Area Schools	6.45% due 05/01/2024	150,000	177,528	2.3%
San Marcos Texas ULTD GO BAB	6.028% due 8/15/2030	200,000	226,236	2.9%
Springville UT GO BAB	5.30% due 05/01/2031	240,000	260,239	3.4%
		1,530,000	1,746,059	22.6%

Revenue
American Municipal Power Ohio Rev.	7.20% due 02/15/2029	250,000	326,973	4.2%
Graves Co. KY SCD Bldg. Lease Rev.	5.95% due 06/01/2024	150,000	167,075	2.2%
Johnson Co. KS Bldg. Ls./Pr. REV. BAB	4.60% due 09/01/2026	250,000	270,295	3.5%
Oklahoma City Fin. Auth. Ed. Lease Rev.	6.60% due 09/01/2022	160,000	197,262	2.6%
		810,000	961,605	12.5%

Total municipal bonds		2,340,000	2,707,664	35.1%

U.S. Government Bonds – 5.1%
Treasury Notes
United States Treasury Note	1.00% due 11/30/2019	400,000	395,031	5.1%
		400,000	395,031	5.1%

Total investments	(Cost = $6,707,981)	$6,265,000	7,328,767	95.1%
Other assets (net of liabilities)			379,125	4.9%
Total net assets			$7,707,892	100.0%

Saturna Investment Trust, Sextant Core Fund

Common Stocks – 52.9%	Number of Shares	Market Value	Country[1]	Percentage of Assets
Communications
Telecom Carriers
AT&T	3,000	107,730		1.5%
China Mobile ADS	2,000	109,600	Hong Kong	1.5%
Vodafone Group ADS	2,500	62,850	United Kingdom	0.8%
		280,180		3.8%

Consumer Discretionary
Apparel, Footwear, Accessory Desgn
Nike	1,800	98,028		1.4%

Auto Parts
Autoliv	1,000	65,180		0.9%

Home Improvement
Stanley Black & Decker	446	35,100		0.5%

Home Products Stores
Lowe's	1,400	53,410		0.7%

Passenger Transportation
LATAM Airlines ADS	3,500	82,635	Chile	1.1%
		334,353		4.6%

Consumer Staples
Beverages
Companhia de Bebidas ADS	2,000	88,760	Brazil	1.2%
PepsiCo	1,000	75,770		1.1%
		164,530		2.3%

Food Manufacturing
General Mills	2,000	92,500		1.3%
H.J. Heinz	1,500	108,645		1.5%
		201,145		2.8%

Household Products Manufacturing
Kimberly – Clark	925	87,209		1.2%
Procter & Gamble	900	68,562		0.9%
Unilever ADS	1,850	73,722	United Kingdom	1.0%
		229,493		3.1%
		595,168		8.2%

Energy
Exploration & Production
Devon Energy	1,200	65,112		0.9%

Integrated Oils
Cenovus	1,000	32,310	Canada	0.4%
ConocoPhillips	2,000	115,900		1.6%
Statoil ADS	2,003	49,935	Norway	0.7%
Total ADR	1,100	55,022	France	0.8%
		253,167		3.5%

Midstream-Oil & Gas
Williams Companies	3,500	121,485		1.6%
		439,764		6.0%

Financials
Banks
PNC Bank	1,250	77,987		1.1%
Toronto – Dominion Bank	1,000	82,290	Canada	1.1%
		160,277		2.2%

Property & Casualty
Chubb	1,500	126,045		1.7%
		286,322		3.9%

Health Care
Health Care Supply Chain
Express Scripts[2]	2,000	113,860		1.5%

Large Pharmaceuticals
Abbott Laboratories	1,000	33,790		0.5%
AbbVie	1,000	36,920		0.5%
Johnson & Johnson	900	68,499		0.9%
Novartis ADR	1,500	101,700	Switzerland	1.4%
Novo Nordisk ADS	400	70,000	Denmark	1.0%
Sanofi – Aventis ADR	1,537	72,562	France	1.0%
		383,471		5.3%

Managed Care
Humana	1,250	85,325		1.2%
		582,656		8.0%

Industrials
Flow Control Equipment
Parker Hannifin	500	47,240		0.7%

Indus Automation Controls
Honeywell International	1,250	87,625		1.2%

Rail Freight Transportation
Canadian National Railway	800	81,120	Canada	1.1%
Norfolk Southern	1,000	73,050		1.0%
		154,170		2.1%
		289,035		4.0%

Materials
Base Metals
Freeport – McMoRan Copper & Gold	1,000	31,920	Indonesia[3]	0.4%

Basic & Diversified Chemicals
Praxair	700	79,135		1.1%

Containers & Packaging Manufacturing
3M	1,200	124,800		1.7%

Raw Materials Suppliers
BHP Billiton ADS	650	48,659	Australia	0.7%

Specialty Chemicals
BASF ADR	400	37,684	Germany	0.5%
RPM International	2,000	60,820		0.8%
		98,504		1.3%

Steel Producers
Nucor	800	36,040		0.5%
		419,058		5.7%

Technology
Communications Equipment
Apple	200	88,280		1.2%

Semiconductor Devices
Intel	3,000	62,640		0.9%
Qualcomm	1,500	98,460		1.3%
		161,100		2.2%

Semiconductor Manufacturing Services
Taiwan Semiconductor ADS	4,534	82,746	Taiwan	1.1%
		332,126		4.5%

Utilities
Integrated Utilities
Idacorp	1,750	81,708		1.1%
NextEra Energy	1,000	71,870		1.0%
		153,578		2.1%

Power Generation
NRG Energy	3,000	72,000		1.0%

Utility Networks
Sempra Energy	1,000	77,760		1.1%
		303,338		4.2%

Total Common Stocks		$3,862,000		52.9%

Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets
Corporate Bonds – 35.1%
Consumer Discretionary
Consumer Electronics & Appliance Stores
Best Buy	3.75% due 03/15/2016	$100,000	$96,500	1.3%

Home Products Stores
Home Depot	5.40% due 03/01/2016	100,000	113,565	1.6%

Office Supplies
Pitney Bowes	4.875% due 08/15/2014	100,000	105,190	1.4%

		300,000	315,255	4.3%

Consumer Staples
Beverages
Coca Cola Hellenic	5.50% due 09/17/2015	100,000	109,153	1.5%

Food Retailers
Kroger	5.00% due 04/15/2013	150,000	150,762	2.1%
		250,000	259,915	3.6%

Energy
Utility Networks
Boardwalk Pipelines	5.50% due 02/01/2017	100,000	110,107	1.5%
		100,000	110,107	1.5%

Financials
Banks
Branch Banking & Trust	5.625% due 09/15/2016	100,000	114,129	1.6%
Key	6.50% due 05/14/2013	100,000	101,156	1.4%
Wilmington Trust Corp	8.50% due 04/02/2018	100,000	125,164	1.7%
		300,000	340,449	4.7%

Commercial Finance
General Electric Capital	5.35% due 04/15/2022	101,000	115,797	1.6%

Consumer Finance
Western Union	5.93% due 10/01/2016	30,000	33,119	0.4%

Institutional Brokerage
Morgan Stanley	7.00% due 10/01/2013	100,000	103,754	1.4%

Insurance Services & Other
Partnerre Finance	5.50% due 06/01/2020	100,000	113,796	1.6%

Investment Management
Blackstone	5.875% due 03/15/2021	100,000	115,226	1.6%

Life Insurance
Genworth Financial	5.75% due 06/15/2014	100,000	105,005	1.4%

Mortgage Finance
Countrywide Home Loan	6.73% due 04/17/2013	100,000	100,383	1.4%

Security & Commodity Exchanges
NASDAQ OMX Group	5.55% due 01/15/2020	50,000	53,837	0.7%
		981,000	1,081,366	14.8%

Industrials
Commercial & Residential Building Equipment & Systems
Tyco International	8.50% due 01/15/2019	100,000	130,061	1.8%

Industrial Automation Controls
Emerson Electric	5.375% due 10/15/2017	100,000	117,385	1.6%
		200,000	247,446	3.4%

Materials
Specialty Chemicals
EI du Pont de Nemours	5.25% due 12/15/2016	100,000	115,966	1.6%
		100,000	115,966	1.6%

Technology
Computer Hardware
Hewlett-Packard Company	2.35% due 03/15/2015	100,000	101,917	1.4%
HP Enterprise Services	6.00% due 08/01/2013	100,000	102,118	1.4%

		200,000	204,035	2.8%

Infrastructure Software
Oracle	5.25% due 01/15/2016	100,000	112,902	1.5%

IT Services
Computer Sciences	6.50% due 03/15/2018	100,000	115,203	1.6%
		400,000	432,140	5.9%

Total corporate bonds		2,331,000	2,562,195	35.1%

Government Agency Bonds – 1.4%
Federal Home Loan Bonds
Fed Home Loan Bank FHLB	0.94% due 05/15/2017	100,000	100,010	1.4%
		100,000	100,010	1.4%

Municipal Bonds – 3.0%
General Obligation
Lake Washington SD #414, WA BAB	4.906% due 12/01/2027	100,000	106,771	1.4%
Skagit SD #1	4.613% due 12/01/2022	100,000	116,921	1.6%
		$200,000	223,692	3.0%

Total investments	(Cost = $5,798,258)		6,747,897	92.4%
Other assets (net of liabilities)			553,902	7.6%
Total net assets			$7,301,799	100.0%

(1) Country of domicile unless otherwise indicated; equities are issued from U.S. domiciled companies where no Country is listed
(2) Non-income producing security
(3) Denotes country of primary exposure

ADS: American Depositary Share
ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Global High Income Fund

Common Stocks – 47.1%	Number of Shares	Market Value		Country[1]	Percentage of Assets
Communications
Telecom Carriers
France Telecom ADS	5,900	$57,584		France	1.1%
Portugal Telecom ADS	17,000	85,680		Portugal	1.6%
SK Telecom ADS	6,200	112,654		South Korea	2.1%
Telenor	4,500	97,075		Norway	1.8%
Vodafone Group ADS	4,200	105,588		United Kingdom	2.0%
		458,581			8.6%

Consumer Discretionary
Automobile OEM
Daimler	2,000	118,965		Germany	2.2%

Lodging
Whistler Blackcomb	12,000	154,997		Canada	2.9%

Passenger Transportation
Firstgroup	30,000	87,913		United Kingdom	1.6%
		361,875			6.7%

Consumer Staples
Food Manufacturing
H.J. Heinz	1,800	130,374		United States	2.4%

Household Products Manufacturing
Unilever	2,700	105,084		Netherlands	2.0%
		235,458			4.4%

Energy
Exploration & Production
EnCana	5,500	98,890		Canada	1.9%

Integrated Oils
Royal Dutch Shell	1,600	105,040		Netherlands[2]	2.0%
Total ADS	2,000	100,040		France	1.9%
		205,080			3.9%
		303,970			5.8%

Financials
Banks
Itau Unibanco ADS	6,000	105,960		Brazil	2.0%
Malayan Banking	32,000	94,730		Malaysia	1.8%
NY Community Bancorp	6,000	81,000		United States	1.5%
		281,690			5.3%

Insurance Services & Other
AFP Provida ADS	500	51,800		Chile	1.0%

Investment Management
City of London Investment Group	7,500	32,433		United Kingdom	0.6%
		365,923			6.9%

Health Care
Large Pharmaceuticals
GlaxoSmithKline ADS	2,500	110,075		United Kingdom	2.1%
Novartis ADS	1,700	115,260		Switzerland	2.2%
		225,335			4.3%

Industrials
Infrastructure Construction
Hopewell Highway Infrastructure	225,000	123,752		China	2.3%
		123,752			2.3%

Materials
Precious Metal Mining
Gold Fields ADS	8,000	66,320		South Africa	1.2%
Sibanye Gold ADS[2]	2,000	11,320		South Africa	0.2%
		77,640			1.4%
Specialty Chemicals
BASF ADR	1,200	113,052		South Africa	2.1%
		190,692			3.5%

Technology
Semiconductor Devices
Microchip Technology	3,000	109,410		United States	2.1%
		109,410			2.1%

Utilities
Elec & Gas Mktg & Trading
E.ON ADR	5,200	87,048		Germany	1.6%

Power Generation
GDF Suez ADR	2,600	49,270		France	0.9%
		136,318			2.5%

Total Common Stock		2,511,314			47.1%

Preferred Stock – 9.2%
Financials
Banks
Santander 10.5% Pfd Series 10	4,000	112,360		United States	2.1%

Institutional Brokerage
JPM Chase Capital Pfd C 6.70%	5,000	133,150		United States	2.5%
Morgan Stanley Cap Tr Cum Pfd 6.60%	4,500	113,895		United States	2.2%
		247,045			4.7%

Life Insurance
ING Groep 8.50% Pfd	5,000	129,600		United States	2.4%
		$489,005			9.2%

Corporate Bonds – 35.8%
Issuer	Coupon / Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets
Communications
Telecom Carriers
AT&T	6.50% due 03/15/2013	$150,000	$150,201	United States	2.8%
		150,000	150,201		2.8%

Consumer Discretionary
Apparel, Footwear, Accessory Design
Hanesbrands	6.375% due 12/15/2020	150,000	162,375	United States	3.1%

Consumer Electronics & Appliance Stores
Best Buy	3.75% due 03/15/2016	62,000	59,830	United States	1.1%

E-Commerce
Netflix	8.5% due 11/15/2017	175,000	191,942	United States	3.6%

Other Specialty Retail
Toys R Us Property Co. I	10.75% due 07/15/2017	60,000	64,425	United States	1.2%
Toys R Us Property Co. II	8.50% due 12/01/2017	40,000	42,100	United States	0.8%
		100,000	106,525		2.0%

Specialty Apparel Stores
GAP	5.95% due 04/12/2021	100,000	113,097	United States	2.1%
		587,000	633,769		11.9%

Consumer Staples
Food Manufacturing
Refresco Group	7.375% due 05/15/2018	125,000	170,701	Netherlands	3.2%

Household Products Manufacturing
Revlon	9.75% due 11/15/2015	100,000	105,000	United States	2.0%
		225,000	275,701		5.2%

Energy
Midstream – Oil & Gas
Chesapeake Midstream Partners	6.125% due 07/15/2022	125,000	134,062	United States	2.5%

Refining & Marketing
Atlas Pipeline	8.75% due 06/15/2018	125,000	133,213	United States	2.5%
		250,000	267,275		5.0%

Materials
Basic & Diversified Chemicals
Huntsman International	8.625% due 03/15/2020	145,000	161,675	United States	3.0%

Precious Metal Mining
Anglogold Ashanti Holdings	5.375% due 04/15/2020	100,000	105,647	United States	2.0%
		245,000	267,322		5.0%

Technology
Computer Hardware
Hewlett Packard	4.65% due 12/09/2021	100,000	102,615	United States	1.9%

Computer Storage
Seagate	7.75% due 12/15/2018	50,000	54,562	United States	1.0%

Semiconductor Capital Equipment
Amkor Technology	7.375% due 05/01/2018	150,000	156,750	United States	3.0%
		300,000	313,927		5.9%

Total Corporate Bonds		$1,757,000	1,908,195		35.8%

Government Bonds – 5.3%
Foreign Government Bonds
Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 2,000,000	172,531	Mexico	3.2%
Republic of South Africa	8.25% due 09/15/2017	ZAR 900,000	109,854	South Africa	2.1%
			282,385		5.3%

Total investments	(Cost = $5,073,437)		5,190,899		97.4%
Other assets (net of liabilities)			140,240		2.6%
Total net assets			$5,331,139		100.0%
(1) Country of domicile unless otherwise indicated
(2) Non income producing security
ADS: American Depositary Share
ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Growth Fund

Common Stock – 90.3%	Number of Shares	Market Value	Percentage of Assets
Communications
Local Media
John Wiley & Sons	10,000	$365,800	1.4%

Telecom Carriers
AT&T	10,000	359,100	1.3%
		724,900	2.7%

Consumer Discretionary
Automobile OEM
Ford Motor	35,000	441,350	1.7%

E – Commerce
Amazon.com[1]	6,000	1,585,620	5.9%

Home Improvement
Stanley Black & Decker	3,000	236,100	0.9%

Home Products Stores
Bed Bath & Beyond[1]	9,000	510,750	1.9%
Lowe's	15,000	572,250	2.2%
		1,083,000	4.1%

Lodging
Red Lion Hotels[1]	41,000	295,610	1.1%

Passenger Transportation
Alaska Air[1]	10,000	515,500	1.9%
Delta Air Lines[1]	40,000	570,800	2.2%
		1,086,300	4.1%
		4,727,980	17.8%

Consumer Staples
Beverages
Dr Pepper Snapple	16,000	697,920	2.6%
PepsiCo	8,000	606,160	2.3%
		1,304,080	4.9%

Mass Merchants
Costco Wholesale	3,000	303,870	1.1%
		1,607,950	6.0%

Energy
Exploration & Production
Whiting Petroleum[1]	6,000	292,200	1.1%
		292,200	1.1%

Financials
Investment Management
Invesco Limited	10,000	267,900	1.0%

Property & Casualty
Chubb	7,000	588,210	2.2%

Wealth Management
Charles Schwab	25,000	406,000	1.5%
		1,262,110	4.7%

Health Care
Biotech
Amgen	3,700	338,735	1.3%

Health Care Facilites
AmSurg[1]	15,000	453,000	1.7%
VCA Antech[1]	8,000	175,680	0.7%
		628,680	2.4%

Large Pharmaceuticals
Abbott Laboratories	7,000	236,530	0.9%
AbbVie	7,000	258,440	1.0%
Johnson & Johnson	10,000	761,100	2.8%
		1,256,070	4.7%

Pharmacies & Drug Stores
CVS Caremark	10,000	511,200	1.9%
		2,734,685	10.3%

Industrials
Commerical Aircraft
Boeing	5,000	384,500	1.5%

Industrial Automation Controls
Honeywell International	10,000	701,000	2.6%

Industrial Machinery Manufacturing
Middleby[1]	2,000	298,620	1.1%
Regal-Beloit	5,500	425,040	1.6%
		723,660	2.7%

Measurement Instruments
Agilent Technologies	13,000	539,240	2.0%
Trimble Navigation[1]	14,000	832,020	3.1%
		1,371,260	5.1%

Metalworking Machinery Manufacturing
Lincoln Electric Holdings	12,000	672,600	2.5%

Post & Courier Services
United Parcel Service	6,000	495,900	1.9%

Rail Freight Transportation
Norfolk Southern	7,000	511,350	1.9%
Union Pacific	4,000	548,440	2.1%
		1,059,790	4.0%
		5,408,710	20.3%

Materials
Base Metals
Alcoa	22,000	187,440	0.7%

Precious Metal Mining
Coeur D'Alene Mines[1]	12,000	228,120	0.8%

Steel Producers
Nucor	4,000	180,200	0.7%
		595,760	2.2%

Technology
Application Software
Adobe Systems[1]	11,000	432,410	1.6%
Intuit	12,000	773,616	2.9%
		1,206,026	4.5%

Communications Equipment
Apple	4,800	2,118,720	7.9%
Cisco Systems	10,000	208,550	0.8%
		2,327,270	8.7%

Computer Hardware
Hewlett-Packard	18,000	362,520	1.4%

Computer Storage
Western Digital	8,000	377,280	1.4%

Infrastructure Software
Oracle	19,000	650,560	2.5%

Semicomductor Devices
Qualcomm	7,000	459,480	1.7%
		5,383,136	20.2%

Utilities
Integrated Utilities
Duke Energy	3,333	230,810	0.9%

Utility Networks
Piedmont Natural Gas	8,000	257,920	1.0%
Sempra Energy	6,000	466,560	1.7%
Spectra Energy	13,000	377,520	1.4%
		1,102,000	4.1%
		1,332,810	5.0%

Total investments	(Cost = $13,649,349)	24,070,241	90.3%
Other assets (net of liabilities)		2,578,435	9.7%
Total net assets		$26,648,676	100.0%
(1) Non income producing security

Saturna Investment Trust, Sextant International Fund

Common Stocks – 84.9%	Number of Shares	Market Value	Country[1]	Percentage of Assets
Communications
Local Media
Pearson ADS	90,000	$1,583,100	United Kingdom	0.8%

Telecom Carriers
America Movil ADS	100,000	2,089,000	Mexico	1.1%
BCE	60,000	2,704,200	Canada	1.5%
China Mobile ADS	25,000	1,370,000	Hong Kong	0.7%
Chorus	35,000	418,600	New Zealand	0.2%
Millicom International Cellular	10,000	786,106	Global[3]	0.4%
PT Indosat ADS	23,000	752,100	Indonesia	0.4%
SK Telecom ADS	30,000	545,100	South Korea	0.3%
Telecom New Zealand ADS	50,000	497,600	New Zealand	0.3%
Telefonica ADS[2]	184,736	2,405,263	Spain	1.3%
Telefonica Brasil ADS	50,000	1,318,000	Brazil	0.7%
Telenor	100,000	2,157,217	Canada	1.2%
Telus	45,000	3,088,350	Canada	1.7%
Turkcell Iletisim Hizmetleri ADS[2]	90,000	1,485,900	Turkey	0.8%
Vodaphone ADS	125,000	3,142,500	United Kingdom	1.7%
		22,759,936		12.3%
		24,343,036		13.1%

Consumer Discretionary
Automobile OEM
Daimler	19,200	1,142,068	Germany	0.6%
Daimler Registered Shares	800	47,664	Germany	0.0%[4]
Nissan Motor ADR	120,000	2,434,800	Japan	1.3%
Tata Motors ADS	50,000	1,357,000	India	0.8%
Toyota Motor ADS	42,000	4,309,200	Japan	2.3%
		9,290,732		5.0%

E-Commerce
MercadoLibre	10,000	856,100	Brazil[5]	0.5%

Lodging
Orient – Express Hotels Class A2	310,000	3,202,300	Global[3]	1.7%

Passenger Transportation
Copa Holdings Class A	60,000	6,265,200	Panama	3.4%
LATAM Airlines ADS	130,000	3,069,300	Chile	1.6%
Ryanair ADS[2]	20,000	773,200	Ireland	0.4%
		10,107,700		5.4%
		23,456,832		12.6%

Consumer Staples
Beverages
Coca – Cola Femsa ADS	27,557	4,647,212	Mexico	2.5%
Fomento Economico Mexico ADS	30,000	3,352,200	Mexico	1.8%
		7,999,412		4.3%

Food Retailers
Carrefour ADS	170,000	918,000	France	0.5%

Household Products Manufacturing
Unilever ADS	75,000	2,988,750	United Kingdom	1.6%
		11,906,162		6.4%

Energy
Exploration & Production
EnCana	150,000	2,697,000	Canada	1.4%

Integrated Oils
BG ADS	70,000	1,236,900	United Kingdom	0.7%
BP ADS	50,000	2,020,000	United Kingdom	1.1%
Cenovus Energy	60,000	1,938,600	Canada	1.0%
Eni ADS	50,000	2,276,000	Italy	1.2%
Petroleo Brasileiro ADS	70,000	1,026,900	Brazil	0.6%
Statoil ADS	60,000	1,495,800	Norway	0.8%
Total ADS	45,000	2,250,900	France	1.2%
		12,245,100		6.6%
		14,942,100		8.0%

Financials
Banks
Australia & New Zealand Banking ADR	80,000	2,344,000	Australia	1.2%
Banco Santander ADS	200,000	1,516,000	Spain	0.8%
Banco Santander Brazil ADS	200,000	1,462,000	Brazil	0.8%
Mitsubishi UFJ Financial Group ADS	500,000	2,770,000	Japan	1.5%
Toronto – Dominion Bank	40,000	3,291,600	Canada	1.8%
		11,383,600		6.1%

Institutional Brokerage
Nomura Holdings ADS	30,000	172,800	Japan	0.1%
		11,556,400		6.2%

Health Care
Generic Pharmaceuticals
Teva Pharmaceutical ADS	50,000	1,870,000	Israel	1.0%

Health Care Supply Chain
Sinopharm Group	100,000	315,977	China	0.2%

Large Pharmaceuticals
GlaxoSmithKline ADS	50,000	2,201,500	United Kingdom	1.2%
Novartis ADS	60,000	4,068,000	Switzerland	2.2%
Novo Nordisk ADS	25,000	4,375,000	Denmark	2.2%
Sanofi ADS	20,000	944,200	Denmark	0.6%
		11,588,700		6.2%

Specialty Pharmaceuticals
Shire ADR	32,000	2,997,120	Ireland	1.6%
		16,771,797		9.0%

Industrials
Construction & Mining Machinery
Metso ADS	12,100	520,542	Finland	0.3%
		520,542		0.3%

Materials
Agricultural Chemicals
Potash Corp. of Saskatchewan	80,000	3,207,200	Canada	1.7%
Quimica Y Minura ADS	40,000	2,216,800	Chile	1.2%
		5,424,000		2.9%

Base Metals
Anglo American ADR	150,000	2,175,000	South Africa	1.2%
Teck Resources	100,000	3,089,000	Canada	1.7%
		5,264,000		2.9%

Basic & Diversified Chemicals
Methanex	20,000	731,600	Canada	0.4%

Forestry & Logging
Fibria Celulose[2]	150,000	1,737,000	Brazil	0.9%

Precious Metal Mining
Barrick Gold	120,000	3,628,800	Canada	2.0%
Newcrest Mining ADR	89,301	2,040,528	Australia	1.1%
		5,669,328		3.1%

Raw Material Suppliers
BHP Billiton ADS	40,000	2,994,400	Australia	1.6%
Vale ADS	110,000	2,088,900	Brazil	1.1%
		5,083,300		2.7%

Specialty Chemicals
BASF ADR	40,000	3,768,400	Germany	2.0%

Steel Producers
Tenaris ADS	15,000	618,600	Argentina[5]	0.3%
		28,296,228		15.2%

Technology
Application Software
Dassault Systems ADR	30,000	3,402,000	France	1.9%
Nice Systems ADS[2]	80,000	2,824,800	Israel	1.5%
SAP ADS	50,000	3,910,000	Germany	2.1%
		10,136,800		5.5%

Electronics Components
Nidec ADS	26,703	392,000	China[5]	0.2%

IT Services
Infosys ADS	50,000	2,696,500	India	1.5%
Wolters Kluwer	180,000	3,583,251	Netherlands	1.9%
		6,279,751		3.4%

Printing & Imaging
Canon ADS	31,000	1,127,470	Japan	0.6%

Semiconductor Capital Equipment
ASML	57,750	4,099,095	Netherlands	2.2%
		22,035,116		11.9%

Utilities
Utility Networks
CPFL Energia ADS	120,000	2,462,400	Brazil	1.3%
Enersis ADS	65,000	1,208,350	Chile	0.7%
Korea Electric Power ADS[2]	20,000	299,200	South Korea	0.2%
		3,969,950		2.2%

Total Common Stocks		157,798,163		84.9%

Derivatives– 0.0%	Quantity	Market Value	Country[1]	Percentage of Assets
Rights
Utility Networks
Enersis ADS Rights[2]	32,760	6,552	Chile	0.0%[4]

Total investments	(Cost = $131,486,276)	157,804,715		84.9%
Other assets (net of liabilities)		28,080,661		15.1%
Total net assets		$185,885,376		100.0%

(1) Country of domicile unless otherwise indicated
(2) Non-income producing
(3) Denotes a worldwide presence, comprising an entity with exposure to many regions and countries
(4) Amount is less than 0.05%
(5) Denotes country of primary exposure
ADR: American Depositary Share
ADR: American Depositary Receipt

Saturna Investment Trust, Idaho Tax Exempt Fund
Municipal Bonds – 95.8%
Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets
Financial Services
Idaho Bond Bank Authority[1]	4.00% due 09/15/2019	$90,000	$103,058	0.6%
		90,000	103,058	0.6%

General Obligation
Ada & Canyon Cos. ID JSD #2 Meridian[1]	5.50% due 07/30/2015	50,000	55,635	0.3%
Ada & Canyon Cos. ID JSD #2 Meridian	5.00% due 08/15/2020	165,000	183,444	1.1%
Ada & Canyon Cos. ID JSD #2 Meridian	5.00% due 08/15/2021	155,000	172,326	1.0%
Ada & Canyon Cos. ID JSD #3 Kuna	5.00% due 09/15/2019	240,000	272,676	1.7%
Ada & Canyon Cos. ID SCD #3 Kuna	4.00% due 08/15/2022	400,000	475,348	2.9%
Adams & Washington Cos. ID JSD #432	4.00% due 08/15/2019	100,000	107,402	0.7%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2020	250,000	282,532	1.7%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2027	200,000	218,084	1.3%
Blaine Co. ID Series A	4.05% due 08/01/2023	150,000	164,832	1.0%
Bonneville & Bingham Cos. ID JSD #93	4.50% due 09/15/2016	150,000	165,451	1.0%
Bonneville & Bingham Cos. ID JSD #93	5.00% due 09/15/2029	250,000	300,815	1.8%
Bonneville & Bingham Cos. ID JSD #93	5.00% due 09/15/2031	200,000	238,786	1.4%
Bonneville Co. ID SCD #91[1]	4.00% due 09/15/2026	50,000	56,498	0.3%
Bonneville Co. ID SCD #91	3.75% due 09/15/2032	285,000	304,303	1.8%
Boundary Co. ID SCD #101	4.00% due 08/15/2021	240,000	263,100	1.6%
Canyon Co. ID SCD #131 Nampa	4.75% due 08/15/2019	325,000	331,552	2.0%
Canyon Co. ID SCD #131 Nampa	5.00% due 08/15/2023	105,000	116,737	0.7%
Canyon Co. ID SCD #134 Middleton	4.65% due 07/31/2016	170,000	173,058	1.0%
Canyon Co. ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	322,013	2.0%
Canyon Co. ID SCD #139 Vallivue	4.35% due 09/15/2025	350,000	374,790	2.3%
Clark Co. ID SCD #161 Dubois	2.50% due 08/01/2016	280,000	296,153	1.8%
Fremont & Madison Cos. ID JSD #215	4.00% due 08/15/2019	200,000	225,982	1.4%
Fremont & Madison Cos. ID JSD #215	4.125% due 08/15/2024	130,000	143,200	0.9%
Jefferson & Madison Cos. ID JSD #251 Rigby	4.25% due 09/01/2024	100,000	110,833	0.7%
Jerome, Lincoln, & Gooding Cos. ID JSD #261	3.75% due 09/15/2018	125,000	135,344	0.8%
Jerome, Lincoln, & Gooding Cos. ID JSD #261	5.00% due 09/15/2022	250,000	276,040	1.7%
Kootenai Co. ID SCD #271	4.00% due 09/15/2025	165,000	188,875	1.1%
Kootenai-Shoshone ID Area Libraries	4.25% due 08/01/2021	220,000	232,417	1.4%
Latah, Nez Perce, & Clearwater Cos. ID JSD #283	4.50% due 08/15/2027	190,000	212,927	1.3%
Madison Co. ID SCD #321 Rexburg	4.50% due 08/15/2024	410,000	439,655	2.7%
Madison Co. ID SCD #321 Rexburg	4.50% due 08/15/2026	250,000	266,245	1.6%
Meridian ID Free Library District	5.00% due 08/01/2015	100,000	101,858	0.6%
Minidoka & Jerome Cos. ID JSD #331[1]	4.50% due 08/15/2018	75,000	82,951	0.5%
Minidoka & Jerome Cos. ID JSD #331[1]	4.50% due 08/15/2020	75,000	82,020	0.5%
Minidoka & Jerome Cos. ID JSD #331	4.375 due 08/15/2024	225,000	239,526	1.5%
Minidoka & Jerome Cos. ID JSD #331	4.50% due 08/15/2025	160,000	170,496	1.0%
Nampa ID Series B	5.00% due 08/01/2020	200,000	222,002	1.3%
Owyhee & Canyon Cos. ID JSD #370 Homedale	4.55% due 08/15/2016	160,000	180,461	1.1%
Owyhee & Elmore Cos. ID JSD #365 Grand View	4.00% due 08/15/2027	350,000	389,952	2.4%
Payette Co. ID SCD #373	5.00% due 09/15/2024	350,000	384,213	2.3%
Twin Falls & Gooding Cos. ID JSD #412	4.125 due 09/01/2023	100,000	116,855	0.7%
Twin Falls Co. ID SCD #411	4.30% due 09/15/2025	120,000	128,297	0.8%
Valley & Adams Cos. ID JSD #421 McCall	4.50% due 08/01/2022	135,000	153,113	0.9%
Valley & Adams Cos. ID JSD #421 McCall	4.50% due 08/01/2024	290,000	328,909	2.0%
Valley & Adams Cos. ID JSD #421 McCall	3.00% due 08/01/2026	220,000	224,528	1.4%
		8,975,000	9,912,234	60.0%

Medical/Hospitals
Idaho Health Facility Authority Revenue	6.00% due 02/01/2023	200,000	242,076	1.5%
Idaho Health Facility Authority Revenue	6.25% due 12/01/2033	115,000	137,035	0.8%
		315,000	379,111	2.3%

Municipal Leases
Nez Perce Co. ID COPS	4.50% due 02/01/2021	150,000	157,722	1.0%
		150,000	157,722	1.0%

Pollution Control
Caldwell ID Sewer Revenue	4.50% due 09/01/2019	100,000	116,933	0.7%
Idaho Bond Bank Authority	4.30% due 09/01/2022	135,000	140,504	0.9%
Idaho Bond Bank Authority Revenue[1]	4.125% due 09/15/2023	75,000	82,328	0.5%
Moscow ID Sewer Revenue	4.45% due 05/01/2028	200,000	218,042	1.3%
		510,000	557,807	3.4%

Power Generation
Idaho Falls ID Electric Revenue	6.75% due 04/01/2019	105,000	112,857	0.7%
		105,000	112,857	0.7%

Real Estate
Idaho Housing & Finance Association[1]	5.65% due 07/01/2028	5,000	4,984	0.0%[2]
Idaho State Building Authority Revenue	4.50% due 09/01/2023	110,000	112,305	0.7%
Idaho State Building Authority Revenue	5.00% due 09/01/2032	400,000	473,616	2.9%
Post Falls ID LID SPA	5.00% due 05/01/2021	240,000	240,074	1.4%
		755,000	830,979	5.0%

State Education
Boise State University Revenues	4.50% due 04/01/2027	250,000	268,840	1.6%
Boise State University Revenues	5.00% due 04/01/2034	385,000	427,897	2.6%
Idaho State University Revenues	4.625% due 04/01/2024	220,000	227,817	1.4%
University of Idaho Revenues	5.00% due 04/01/2019	200,000	216,666	1.3%
University of Idaho Revenues	5.00% due 04/01/2020	260,000	281,164	1.7%
University of Idaho Revenues	5.00% due 04/01/2028	225,000	255,474	1.6%
		1,540,000	1,677,858	10.2%

Transportation
Boise ID Airport Parking Facility Revenue	3.00% due 09/01/2028	210,000	208,711	1.3%
Idaho Housing & Finance Association	4.60% due 07/15/2023	250,000	278,040	1.7%
Idaho Housing & Finance Association	5.00% due 07/15/2024	200,000	223,836	1.3%
Idaho Housing & Finance Association[1]	5.00% due 07/15/2027	50,000	56,523	0.3%
		710,000	767,110	4.6%

Urban Renewal
Boise City ID Urban Renewal Agency Lease Revenue	5.00% due 08/15/2020	160,000	175,538	1.1%
Boise City ID Urban Renewal Agency Lease Revenue[1]	5.00% due 08/15/2021	90,000	98,240	0.6%
		250,000	273,778	1.7%

Water Supply
Chubbuck ID Water Revenue	4.00% due 09/01/2025	155,000	172,684	1.0%
Idaho Bond Bank Authority	4.00% due 09/15/2024	100,000	109,024	0.7%
Idaho Bond Bank Authority	5.00% due 09/15/2026	250,000	279,043	1.7%
Pocatello ID Water Revenue	4.50% due 02/01/2024	100,000	108,168	0.6%
Pocatello ID Water Revenue	4.75% due 02/01/2026	350,000	379,400	2.3%
		955,000	1,048,319	6.3%

Total investments	(Cost = $14,911,255)	$14,355,000	15,820,833	95.8%
Other assets (net of liabilities)			691,202	4.2%
Total net assets			$16,512,035	100.0%
(1) Indicates and odd lot. See note regarding odd lot securities.
(2) Amount is less than 0.05%

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers' acceptances and U.S. Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-U.S. securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Fair Value Measurements Disclosure:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 : Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 : Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 : Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2013 in valuing the Funds' investments carried at value:

Funds	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Short – Term Bond

Certificate of Deposit	$227,448	$ –	$227,448	$ –
Corporate Bonds	$4,699,132	$ –	$4,699,132	$ –
Foreign Government Bonds	$468,019	$ –	$468,019	$ –
Municipal Bonds	$836,818	$ –	$740,919	$95,899
U.S. Government Bonds	$854,084	$ –	$854,084	$ –
Total Assets	$7,085,501	$ –	$6,989,602	$95,899

Bond Income

Corporate Bonds	$3,983,800	$ –	$3,983,800	$ –
Foreign Government Bonds	$242,272	$ –	$242,272	$ –
Municipal Bonds	$2,707,664	$ –	$2,707,664	$ –
U.S. Government Bonds	$395,031	$ –	$395,031	$ –
Total Assets	$7,328,767	$ –	$7,328,767	$ –

Core Fund

Common Stocks	$3,862,000	$3,862,000	$ –	$ –
Corporate Bonds	$2,562,195	$ –	$2,562,195	$ –
Government Agency Bonds	$100,010	$ –	$100,010	$ –
Municipal Bonds	$223,692	$ –	$223,692	$ –
Total Assets	$6,747,897	$3,862,000	$2,885,897	$ –

Global High Income Fund

Common Stocks	$2,511,314	$1,898,524	$612,790	$ –
Corporate Bonds	$1,908,195	$ –	$1,908,195	$ –
Foreign Government Bonds	$282,385	$ –	$282,385	$ –
Preferred Stocks	$489,005	$489,005	$ –	$ –
Total Assets	$5,190,899	$2,387,529	$2,803,370	$ –

Growth Fund

Common Stocks	$24,070,241	$24,070,241	$ –	$ –
Total Assets	$24,070,241	$24,070,241	$ –	$ –

International Fund

Common Stocks	$157,798,163	$149,813,544	$7,984,619	$ –
Derivatives	$6,552	$6,552	$ –	$ –
Total Assets	$157,804,715	$149,820,096	$7,984,619	$ –

Idaho Tax Exempt Fund
Municipal Bonds	$15,820,833	$ –	$15,198,596	$622,237
Total Assets	$15,820,833	$ –	$15,198,596	$622,237

(1) During the period ended February 28, 2013, no Fund had transfers between Level 1 and Level 2.

Short Term Bond Fund
Level 3 Roll-Forward Municipal Securities
Beginning balance	$ 96,561
Total unrealized gains or losses	$ (662)
Purchases	$ –
Maturity	$ –
Transfers in and/or out of level 3	$ –
Ending Balance	$ 95,899

Idaho Tax Exempt Fund
Level 3 Roll-Forward Municipal Securities
Beginning balance	$ 585,180
Total unrealized gains or losses	$ 2,057
Purchases	$ 50,000
Called	$ (15,000)
Transfers in and/or out of level 3	$ –
Ending Balance	$ 622,237

Odd Lots:
The bid-side valuations provided by the independent pricing service are for institutional "round-lot" holdings ("Round Lots"). Round Lots consist of 100 bonds (approximately $100,000 each). Some of a Fund's holdings may consist of less than a Round Lot and are considered "Odd Lots." Odd Lot municipal bonds trade at a discount to Round Lots municipal bonds to compensate for the effect of the fixed costs associated with any trade. To reflect this discount, the Funds apply a discount to the valuation of Odd Lot municipal bonds holdings as shown in the following chart.

Total Face Value	Adjustment to Price
Under $10,000	– 0.750
$10,000 – $24,999	– 0.625
$25,000 – $49,999	– 0.500
$50,000 – $74,999	– 0.375
$75,000 – $99,999	– 0.250
$100,000 and up	none

Federal Income Taxes: The cost basis of investments for federal income tax purposes at February 28, 2013 was as follows:

	Short Term Bond	Bond Income	Core	Global High Income	Growth	International	Idaho Tax Exempt
Cost of investments	$6,998,139	$6,707,981	$5,798,258	$5,073,437	$13,649,349	$131,486,276	$14,911,255
Gross tax unrealized appreciation	89,782	628,984	1,029,188	272,469	10,681,192	37,801,066	931,351
Gross tax unrealized depreciation	2,420	8,198	79,549	155,007	260,300	11,482,627	21,773
Net tax unrealized appreciation	$87,362	$620,786	$949,639	$117,462	$10,420,892	$26,318,439	$909,578

Other:
For more information please see the Funds' most recent prospectus, summary prospectus, and annual report on the Funds' website at www.saturna.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. Before investing in any Saturna Investment Trust Fund, you should carefully consider the Fund's investment objectives, risks, and management fees and other expenses. To obtain a Fund's prospectus and summary prospectus, which contain this and other important information, visit www.saturna.com or call 800-728-8762. Please read the prospectus and summary prospectus carefully before investing.

Item 2. Controls and Procedures

(a) An evaluation was performed within 90 days of the filing of this report, under the supervisoin of and with the participation of the registrant's management, including the principal executive officer and the principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures were effective.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occured during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a – 2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 26, 2013

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: April 26, 2013